SECURITIES AVAILABLE FOR SALE - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sale of investment securities available for sale		$ 19,678,000	$ 26,916,000
Impairment loss in earnings			640,000
Securities available for sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Realized gross gains		227,000	673,000
Realized gross losses		$ 570,000	$ 0